Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ (36,796)	¥ 395,028
Amortization of net actuarial loss (gain)	(20,485)	1,671
Settlement loss (gain) of net actuarial loss (gain)		(3,945)
Prior service benefits (cost)	(1)	74,160
Amortization of prior service cost (benefits)	(4,820)	(2,378)
Total recognized in other comprehensive income (loss) before-tax	¥ (62,102)	¥ 464,536